Stock Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each stock option and SAR award granted in 2012, 2011 and 2010 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2012	2011	2010
Risk-free interest rate	0.9%	1.5%	2.9%
Expected life of award	5.2 yrs	5.2 yrs	5.3 yrs
Expected dividend yield of stock	1.6%	1.5%	1.4%
Expected volatility of stock	37.3%	35.9%	34.5%
Weighted-average fair value	$20.30	$18.70	$15.77

Schedule of Share-based Compensation, Stock Options, Activity
Stock option and SAR activity during 2012 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value
Outstanding June 30, 2011	13,229,118	$52.44
Granted	950,624	69.75
Exercised	(1,332,688)	42.43
Canceled	(48,728)	58.90
Outstanding June 30, 2012	12,798,326	$54.74	5.0	years	$284.6
Exercisable June 30, 2012	10,023,736	$53.18	4.1	years	$238.4

Schedule of Nonvested Share Activity
A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	4,119,705	$16.84
Granted	950,624	20.30
Vested	(2,254,933)	16.80
Canceled	(40,806)	16.95
Nonvested June 30, 2012	2,774,590	$18.06

Stock-Based Awards Exercised Disclosure
Information related to stock options and SAR awards exercised during 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Net cash proceeds	$10,599	$25,862	$10,307
Intrinsic value	57,567	163,752	45,424
Income tax benefit	14,008	42,546	14,031

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	415,175	$62.55
Granted	186,658	70.15
Vested	(138,588)	62.35
Canceled	(12,304)	65.20
Nonvested June 30, 2012	450,941	$65.69

Schedule of Nonvested Restricted Stock Units Activity

Restricted Stock for LTIP	2012	2011	2010
LTIP 3-year plan	2009-10-11	2008-09-10	2007-08-09
Number of shares issued	243,266	157,491	68,172
Average share value on date of issuance	$69.10	$62.35	$48.58
Total value	$16,810	$9,820	$3,312